RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)		3 Months Ended	7 Months Ended
	Sep. 03, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 09, 2020	Jun. 10, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 99,627
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum amounts of transaction					$ 300,000
Outstanding amount				$ 99,627
Related Party Loans
Related Party Transaction [Line Items]
Proceeds held in the Trust Account		$ 0
Maximum loans convertible into warrants		$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)		$ 10.00	$ 10.00
Related party notes, outstanding balance		$ 0	$ 0
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month	$ 10,000
Incurred fees for services		$ 30,000	$ 40,000